SHORT-TERM PREPAYMENTS, OTHER RECEIVABLES AND OTHER ASSETS	12 Months Ended
Dec. 31, 2025
SHORT-TERM PREPAYMENTS, OTHER RECEIVABLES AND OTHER ASSETS
SHORT-TERM PREPAYMENTS, OTHER RECEIVABLES AND OTHER ASSETS

9.SHORT-TERM PREPAYMENTS, OTHER RECEIVABLES AND OTHER ASSETS

	As of December 31,
	2024	2025	2025
	VND million	VND million	USD
Cash collateral and other deposits (i)	1,245,806	1,169,287	46,546,196
Valued added tax deductible	7,829,343	9,525,138	379,170,336
Import tax to be refunded	1,281,331	1,938,341	77,160,185
Other receivables	284,540	539,367	21,470,762
Other prepaid expenses and other assets	844,098	1,158,554	46,118,944
TOTAL	11,485,118	14,330,687	570,466,423
(i)	This mainly comprises deposit for purchase of materials and deposit for lease contracts.